Short-Term Borrowings from a Third Party	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings from a Third Party [Abstract]
SHORT-TERM BORROWINGS FROM A THIRD PARTY

10. SHORT-TERM BORROWINGS FROM A THIRD PARTY

The weighted average interest rate of outstanding short-term borrowings was nil% per annum as of December 31, 2023 and 2022. All of the short-term borrowings from a third party had been repaid on December 15, 2023.

Borrower	Account Name	Lender	Total	Effective Day	Due Day
NFT Exchange Limited	Loan payable	Guohui Li	250,000.00	2022/4/11	2023/12/15
NFT Exchange Limited	Loan payable	Guohui Li	500,000.00	2022/4/27	2023/12/15
NFT Exchange Limited	Loan payable	Guohui Li	500,000.00	2022/8/29	2023/12/15
NFT Exchange Limited	Loan payable	Guohui Li	200,000.00	2023/3/29	2023/12/15
NFT Exchange Limited	Loan payable	Guohui Li	300,000.00	2022/2/16	2023/12/15
NFT Exchange Limited	Loan payable	Guohui Li	300,000.00	2023/5/11	2023/12/15
Total			2,050,000.00